3. Segment Information and Concentrations	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Information and Concentrations

The Company views its operations as three segments: the manufacture and marketing of standard benchtop laboratory equipment for research in university, hospital and industrial laboratories sold primarily through laboratory equipment distributors and laboratory and pharmacy balances and scales (“Benchtop Laboratory Equipment Operations”), the manufacture and marketing of custom-made catalyst research instruments for universities, government laboratories, and chemical and petrochemical companies sold on a direct basis (“Catalyst Research Instruments Operations”) and the design and marketing of bioprocessing systems and products and related royalty income (“Bioprocessing Systems”).

Segment information is reported as follows:

	Benchtop Laboratory Equipment	Catalyst Research Instruments	Bioprocessing Systems	Corporate and Other	Consolidated

June 30, 2015:

Revenues	$ 5,410,500	$ 2,315,900	$ 122,000	$ -	$ 7,848,400

Foreign Sales	2,584,100	1,322,400	-	-	3,906,500

Income (Loss) From Operations	90,600	19,700	(127,100)	-	(16,800)

Assets	4,240,100	1,614,400	736,400	550,500	7,141,400

Long-Lived Asset
Expenditures	65,300	1,000	7,600	-	73,900

Depreciation and Amortization	302,000	34,800	98,000	-	434,800

	Benchtop Laboratory Equipment	Catalyst Research Instruments	Bioprocessing Systems	Corporate and Other	Consolidated

June 30, 2014:

Revenues	$ 4,679,100	$ 1,923,300	$ 190,800	$ -	$ 6,793,200

Foreign Sales	2,617,300	866,900	2,000	-	3,486,200

Income (Loss) From Operations	156,000	(145,700)	(49,500)	(79,500)	(118,700)

Assets	4,129,100	1,535,300	799,800	647,600	7,111,800

Long-Lived Asset
Expenditures	1,476,500	11,300	8,500	-	1,496,300

Depreciation and Amortization	130,900	35,000	96,900	-	262,800